SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Receivables [Abstract]
Beginning balance	$ 160,026	$ 6,872
Provision	275,923	160,254
Write off	(85,823)
Foreign currency translation adjustments	(1,448)	(7,100)
Ending balance	$ 348,678	$ 160,026